Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 9,573	$ 21,365
Accounts receivable, net of provision for credit losses (Note 4)	3,792	3,503
Deferred voyage expenses (Note 2)	58	75
Inventories	4,286	1,981
Prepaid expenses and other assets	1,670	1,275
Current assets from discontinued operations (Note 3)	47	228
Total current assets	19,426	28,427
FIXED ASSETS:
Vessels, net (Note 6)	123,036	128,108
Property and equipment, net (Note 7)	151	1,135
Total fixed assets	123,187	129,243
NON-CURRENT ASSETS:
Right of use asset under operating leases (Note 9)	84	184
Deferred charges, net (Note 2)	1,408	0
Other non-current assets (Note 6)	819	0
Total non-current assets	2,311	184
Total assets	144,924	157,854
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred fin. costs (Note 8)	7,788	7,768
Accounts payable, trade and other	5,742	1,472
Due to related parties (Note 5)	127	68
Accrued liabilities	1,342	1,100
Lease liabilities, current (Note 9)	66	94
Current liabilities from discontinued operations (Note 3)	120	316
Total current liabilities	15,185	10,818
LONG-TERM LIABILITIES:
Long-term debt, net of unamortized deferred financing costs (Note 8)	42,110	49,898
Other liabilities, non-current	262	251
Long-term lease liabilities (Note 9)	18	90
Commitments and contingencies (Note 9)
Total long-term liabilities	42,390	50,239
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued and outstanding as at December 31, 2021 and 2020, respectively (Note 10)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 5,082,726 issued and outstanding as at December 31, 2021 and 2020, respectively (Note 10)	51	51
Additional paid-in capital (Note 10)	457,439	457,171
Other comprehensive income /(loss)	(2)	8
Accumulated deficit	(370,139)	(360,433)
Total stockholders' equity	87,349	96,797
Total liabilities and stockholders' equity	$ 144,924	$ 157,854